Deferred Revenues - Schedule of Deferred Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenues [Line Items]
Deferred revenues	$ 3,415	$ 2,296
Less- long term deferred revenue related to service contract	(286)	(293)
Deferred revenues	3,129	2,003
Advanced payments from customers [Member]
Schedule of Deferred Revenues [Line Items]
Deferred revenues	2,398	1,529
Service contracts [Member]
Schedule of Deferred Revenues [Line Items]
Deferred revenues	650	617
Other [Member]
Schedule of Deferred Revenues [Line Items]
Deferred revenues	$ 367	$ 150